Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Schedule of Convertible Preferred Stock

Convertible preferred stock consisted of the following as of December 31, 2022:

	Par Value	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Common Stock Issuable Upon Conversion
Series A Preferred Stock	$0.0001	4,305	4,305	$4,517,710	$4,517,710	342,754